11. RELATED PARTY TRANSACTIONS (June 2018 Note) (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Sep. 30, 2017	Sep. 30, 2016
Accounts receivable - related party	$ 0		$ 0		$ 4,506	$ 4,506
Management fees	56,250	$ 50,000	147,250	$ 153,000	200,000	213,333
General and admin expenses	575,177	107,669	1,708,941	384,477	748,481	408,537
Tax Coach Software, LLC [Member] | Three Agreements [Member]
Professional fees	60,000	109,500	180,000	225,600
Majority Stockholder [Member]
Accounts receivable - related party					4,506	4,506
Management fees	56,250	50,000	47,250	153,000	$ 200,000	213,333
Board member and Stockholder [Member]
General and admin expenses	$ 0	$ 0	$ 0	$ 9,000		$ 49,000